6. Intangible assets (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
6. Intangible assets

note 6 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

Intangible assets	$402,000	$402,000
Less: accumulated amortization	(155,775)	(135,675)
Net intangible assets	$246,225	$266,325

Future amortization expense:

Year ended December 31,
2014	$20,100
2015	$20,100
2016	$20,100
2017	$20,100
2018	$20,100